Investment Securities (Information Concerning Investments with Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	$ 48,146	$ 9,031
Investment securities available for sale, Less than 12 months, Unrealized Losses	(1,287)	(118)
Investment securities available for sale, 12 months or longer, Fair Value	2,935	349
Investment securities available for sale, 12 months or longer, Unrealized Losses	(65)	(2)
Investment securities available for sale, Total, Fair Value	51,081	9,380
Investment securities available for sale, Gross Unrealized Losses	(1,352)	(120)
Investment securities held to maturity, Less than 12 months, Fair Value	9,464	965
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(467)	(35)
Investment securities held to maturity, 12 months or longer, Fair Value	2,993	1,981
Investment securities held to maturity, 12 months or longer, Unrealized Losses	(7)	(20)
Investment securities held to maturity, Total Fair Value	12,457	2,946
Investment securities held to maturity, Total Unrealized Losses	(474)	(55)
U.S. Agency [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	5,885	993
Investment securities available for sale, Less than 12 months, Unrealized Losses	(164)	(7)
Investment securities available for sale, 12 months or longer, Fair Value
Investment securities available for sale, 12 months or longer, Unrealized Losses
Investment securities available for sale, Total, Fair Value	5,885	993
Investment securities available for sale, Gross Unrealized Losses	(164)	(7)
U.S. Agency mortgage-backed securities [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	35,465	1,140
Investment securities available for sale, Less than 12 months, Unrealized Losses	(928)	(8)
Investment securities available for sale, 12 months or longer, Fair Value		349
Investment securities available for sale, 12 months or longer, Unrealized Losses		(2)
Investment securities available for sale, Total, Fair Value	35,465	1,489
Investment securities available for sale, Gross Unrealized Losses	(928)	(10)
Investment securities held to maturity, Less than 12 months, Fair Value	7,594
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(330)
Investment securities held to maturity, 12 months or longer, Fair Value
Investment securities held to maturity, 12 months or longer, Unrealized Losses
Investment securities held to maturity, Total Fair Value	7,594
Investment securities held to maturity, Total Unrealized Losses	(330)
Corporate bonds [Member]
Information concerning investments with unrealized losses
Investment securities available for sale, Less than 12 months, Fair Value	6,796	6,898
Investment securities available for sale, Less than 12 months, Unrealized Losses	(195)	(103)
Investment securities available for sale, 12 months or longer, Fair Value	2,935
Investment securities available for sale, 12 months or longer, Unrealized Losses	(65)
Investment securities available for sale, Total, Fair Value	9,731	6,898
Investment securities available for sale, Gross Unrealized Losses	(260)	(103)
Taxable Municipal [Member]
Information concerning investments with unrealized losses
Investment securities held to maturity, Less than 12 months, Fair Value	951
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(61)
Investment securities held to maturity, 12 months or longer, Fair Value
Investment securities held to maturity, 12 months or longer, Unrealized Losses
Investment securities held to maturity, Total Fair Value	951
Investment securities held to maturity, Total Unrealized Losses	(61)
Corporate bonds and other securities [Member]
Information concerning investments with unrealized losses
Investment securities held to maturity, Less than 12 months, Fair Value	919	965
Investment securities held to maturity, Less than 12 months, Unrealized Losses	(76)	(35)
Investment securities held to maturity, 12 months or longer, Fair Value	2,993	1,981
Investment securities held to maturity, 12 months or longer, Unrealized Losses	(7)	(20)
Investment securities held to maturity, Total Fair Value	3,912	2,946
Investment securities held to maturity, Total Unrealized Losses	$ (83)	$ (55)